Business Segment Information	6 Months Ended
Jun. 30, 2014
Business Segment Information
9. Business Segment Information

The Company determines and presents operating segments based on the information that is internally provided to the Chief Executive Officer and Chief Financial Officer, who together are considered the Company’s chief operating decision maker, in accordance with FASB ASC 280-10 Disclosures about Segments of an Enterprise and Related Information.

The Company is a contract research organization (“CRO”), providing outsourced development services on a global basis to the pharmaceutical, biotechnology and medical device industries. It specializes in the strategic development, management and analysis of programs that support all stages of the clinical development process - from compound selection to Phase I-IV clinical studies.  The Company has the expertise and capability to conduct clinical trials in most major therapeutic areas on a global basis and has the operational flexibility to provide development services on a stand-alone basis or as part of an integrated “full service” solution.  The Company has expanded predominately through internal growth, together with a number of strategic acquisitions to enhance its expertise and capabilities in certain areas of the clinical development process.  The Company also provides laboratory services through its central laboratory business, which includes the Company’s central laboratories located in Dublin, New York, India, Singapore and China.

The Company's areas of operation outside of Ireland include the United States, United Kingdom, France, Germany, Italy, Spain, The Netherlands, Sweden, Turkey, Poland, Czech Republic, Lithuania, Latvia, Russia, Ukraine, Hungary, Israel, Romania, Switzerland, Canada, Mexico, Brazil, Colombia, Argentina, Chile, Peru, India, China, South Korea, Japan, Thailand, Taiwan, Singapore, The Philippines, Australia, New Zealand, and South Africa.

Segment information as at June 30, 2014 and December 31, 2013 and for the three months and six months ended June 30, 2014 and June 30, 2013 is as follows:

a) The distribution of net revenue by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2014	2013	2014	2013
	(In thousands)		(in thousands)

Ireland	$88,724	$69,337	$174,085	$130,331
Rest of Europe	98,130	84,822	184,531	169,858
U.S.	147,370	139,458	289,049	274,933
Rest of World	41,796	40,602	77,989	75,886

Total	$376,020	$334,219	$725,654	$651,008
* All sales shown for Ireland are export sales.

b) The distribution of income from operations, including restructuring and other items, by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2014	2013	2014	2013
	(in thousands)		(in thousands)

Ireland	$26,736	$12,827	$54,870	$24,843
Rest of Europe	7,970	3,531	14,371	7,317
U.S.	9,646	7,740	16,340	13,277
Rest of World	3,936	2,201	5,705	3,858

Total	$48,288	$26,299	$91,286	$49,295

c) The distribution of income from operations, excluding restructuring and other items, by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2014	2013	2014	2013
	(in thousands)		(in thousands)

Ireland	$26,736	$13,556	$54,870	$25,897
Rest of Europe	7,970	5,198	14,371	10,755
U.S.	9,646	9,579	16,340	17,369
Rest of World	3,936	2,587	5,705	4,307

Total	$48,288	$30,920	$91,286	$58,328

d) The distribution of property, plant and equipment, net, by geographical area was as follows:

	June 30,	December 31,
	2014	2013
	(in thousands)

Ireland	$99,016	$103,868
Rest of Europe	19,096	14,630
U.S.	33,476	33,947
Rest of World	8,582	8,385

Total	$160,170	$160,830

e) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2014	2013	2014	2013
	(in thousands)		(in thousands)

Ireland	$5,257	$4,836	$10,406	$9,825
Rest of Europe	1,376	1,688	2,699	3,422
U.S.	5,410	3,987	9,613	7,705
Rest of World	879	1,009	1,752	2,024

Total	$12,922	$11,520	$24,470	$22,976

f) The distribution of total assets by geographical area was as follows:

	June 30,	December 31,
	2014	2013
	(in thousands)

Ireland	$496,148	$581,568
Rest of Europe	344,450	321,661
U.S.	630,474	486,232
Rest of World	54,668	52,999

Total	$1,525,740	$1,442,460